Non-operating expenses	12 Months Ended
Dec. 31, 2024
Non-operating Expenses
Non-operating expenses

Note 29.      Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2024	2023	2022
Foreign exchange losses	44	339	383
Financial charges	273	4	1
Interest expense	553	298	250
Other	13	14	4
Total non-operating expenses	883	655	638